Summary of Significant Accounting Policies (Schedule Of Securities Excluded From Dilutive Per Share Computation) (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded anti-dilutive stock options and warrants	3,634,502	2,424,612	2,472,234	2,410,134
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded anti-dilutive stock options and warrants	17,667,937	16,819,881	16,752,915	5,081,023
Unvested restricted stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded anti-dilutive stock options and warrants			132,077	75,450